Movements in Equity - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retained gains and other reserves	£ 9,960	£ 6,885	£ 655
Other reserve	3,205	2,355	2,061	£ 1,759
Associates and joint ventures [member]
Retained gains and other reserves	440	394	337
Merger and premerger reserves [member]
Other reserve	1,849	1,849	1,849
Capital redemption reserve [member]
Other reserve	£ 280	£ 280	£ 280